Accounts receivable - Aging of accounts receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Account receivable
Beginning balance	$ 20,332	$ 20,759	$ 8,992
(Decrease) increase in the provision	4,711	646	18,342
Cancelation	(12,643)		(5,542)
Write-off		(1,073)	(1,033)
Ending balance	12,400	20,332	$ 20,759
Financial assets past due but not impaired
Account receivable
Gross book value	1,266,110
Collateral	1,448,472
Beginning balance	20,332
(Decrease) increase in the provision	4,711
Write-off	(12,643)
Ending balance	12,400	20,332
Financial assets past due but not impaired | Airports
Account receivable
Gross book value	1,213,857
Collateral	1,419,109
Beginning balance	16,894
(Decrease) increase in the provision	4,195
Write-off	(9,084)
Ending balance	$ 12,005	16,894
Financial assets past due but not impaired | Airports | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Airports | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%
Financial assets past due but not impaired | Other market
Account receivable
Gross book value	$ 52,253
Collateral	29,363
Beginning balance	3,438
(Decrease) increase in the provision	516
Write-off	(3,559)
Ending balance	$ 395	$ 3,438
Financial assets past due but not impaired | Other market | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Other market | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%